Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

23.    Subsequent Events

We consider events or transactions that occur after the balance sheet date but prior to the date the financial statements are available to be issued for potential recognition or disclosure in the financial statements. The Company has completed an evaluation of all subsequent events after the audited balance sheet date of December 31, 2021 through March 28, 2022, the date the accompanying financial statements were available to be issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements as of December 31, 2021, and events that occurred subsequently but were not recognized in the financial statements.

In January 2022, the Company granted one-time equity awards of 5,517 restricted stock units (the “Founders Grants”) to employees of the Company, under the Company’s 2021 Omnibus Incentive Plan. The Founders Grants issued to Company executives and senior management are subject to continued employment or service through the third anniversary of the Closing and certain market based performance vesting conditions generally based on the achievement of various 30-day volume-weighted average price per share of the Company’s common stock hurdles. The Founders Grants issued to all other employees are subject to continued employment or service through certain anniversaries of the Closing and do not contain performance-based vesting conditions.

On March 24, 2022, the Company entered into definitive subscription agreements with certain investors providing for the private placement of an aggregate of 26,150 units at a price of $3.25 per unit. Each unit consists of (i) one share of the Company’s common stock, par value $0.0001 per share, and (ii) a warrant to purchase one-third of one share of common stock for an aggregate purchase price of approximately $85.0 million. The closing of the private placement occurred on March 25, 2022 (the “Closing”). In connection with the private placement, the Company incurred transactions costs of approximately $3.9 million.

Each warrant to purchase common stock has an exercise price of $3.90 per share, is immediately exercisable, and expires five years from the date of issuance, and is subject to customary adjustments. The warrants may not be exercised if the aggregate number of shares of Common Stock beneficially owned by the holder thereof would exceed a specified threshold set forth therein, subject to increase to up to 19.99% at the option of the holder. Each warrant is redeemable by the Company for $0.10 if the closing price of the Company’s common stock exceeds $9.75 per share for any 20 trading days within a 30-trading day period. The Company intends to use the net proceeds from the private placement to help fund its strategic growth initiatives.

The subscription agreements contained certain registration rights, pursuant to which the Company has agreed to prepare and file a registration statement with the Securities and Exchange Commission no later than 15 days following the closing, to register the resale of the shares of common stock included in the units, the warrants, and the shares of common stock issuable upon exercise of the warrants. The Company agreed to use its commercially reasonable efforts to have such registration statement declared effective as promptly as possible after the filing thereof, subject to certain specified liquidated damages if effectiveness is not achieved by the 60th day following the Closing (or the 90th day following the Closing if the SEC notifies the Company that it will review the registration statement).